Summary of Significant Accounting Policies (Details) 10-Q - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Apr. 04, 2024	Apr. 04, 2024	Dec. 31, 2025	Dec. 31, 2024	Nov. 25, 2025	Apr. 05, 2024	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Deferred offering costs	$ 7,277,901				$ 3,987,901	$ 0
Simple agreements for future equity, aggregate amount					40,000,000		$ 40,000,000
Proceeds from issuance of Simple Agreements for Future Equity	10,326,342	$ 0			29,660,667	899,999
Simple agreements for future equity, current	$ 39,987,009				$ 29,660,667	$ 0			$ 341,999
Simple agreements for future equity, issued during period			$ 899,999	$ 899,999
Simple agreements for future equity, conversion price (in dollars per share)								$ 1.65
SAFE Investor Warrants [Member]
Significant Accounting Policies [Line Items]
Warrants, term					2 years
Business Combination Agreement with A Paradise Acquisition Corp. [Member]
Significant Accounting Policies [Line Items]
Estimated valuation cap					$ 1,200,000,000